As filed with the U.S. Securities and Exchange Commission on June 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2023

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Distillate International Fundamental Stability & Value ETF

Ticker: DSTX

Distillate Small/Mid Cash Flow ETF
Ticker: DSMC

Distillate Capital ETFs

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

March 31, 2023 (Unaudited)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2022 through March 31, 2023 (the “current fiscal period”).

During the current fiscal period, the Fund followed a passively managed strategy, with the aim of tracking the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index (the “Index”), an index conceived by Distillate Capital Partners, LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of large capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, elevated reported inflation and the Federal Reserve’s efforts to fight that inflation via higher interest rates have produced continued economic uncertainty and extended debates over whether the U.S. and global economies might enter recession in the near future. However, U.S. equity markets have performed well in this latest period, with the S&P 500® Index rising 15.63% during the six months ended March 31, 2023. Over the same period, the DSTL market price was up 17.86% and its Net Asset Value (“NAV”) rose 17.98%, outpacing the returns of the S&P 500® benchmark. The DSTL Index returned 18.26%. The top contributors to the Fund’s performance over the current fiscal period were its holdings of Apple, Inc. +39.9%, Broadcom, Inc. +46.8%, Horizon Therapeutics plc +83.0%, Cisco Systems, Inc. +32.9%, and Comcast Corporation - Class A (+31.4%. The largest detractors from Fund performance included CVS Health Corporation -21.1%, Fidelity National Information Services, Inc. -27.0%, Generac Holdings, Inc. -39.4%, Cheniere Energy, Inc. -15.4%, and Advance Auto Parts, Inc. -21.4%.

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

March 31, 2023 (Unaudited) (Continued)

The Fund holds approximately 100 stocks and is systematically rebalanced each quarter based on Distillate’s proprietary measures of quality and free cash flow-based valuation. As of March 31, 2023, the Fund’s largest five holdings as a percentage of assets were Apple, Inc. (4.80%), Alphabet, Inc. – Class A (4.44%), Broadcom, Inc. (2.00%), Visa, Inc. – Class A (1.99%), and AbbVie, Inc. (1.92%). We thank you for your investment in the Distillate U.S. Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
March 31, 2023 (Unaudited) (Continued)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate International Fundamental Stability & Value ETF (“DSTX” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2022 through March 31, 2023 (the “current fiscal period”).

During the current fiscal period, the Fund followed a passively managed strategy, with the aim of tracking the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index (the “Index”), an index conceived by Distillate Capital Partners, LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of mid-and large-capitalization non-U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, elevated reported inflation and global central banks’ efforts to fight that inflation via higher interest rates have produced continued economic uncertainty and extended debates over whether the U.S. and global economies might enter recession in the near future. However, global equity markets rose significantly in this latest period, with the Morningstar Global Markets ex-US Index returning 21.31% during the six months ended March 31, 2023. Over the same period, the DSTX market price was up 26.79% and its Net Asset Value (“NAV”) rose 26.57%, outpacing the benchmark return. The DSTX Index returned 26.93%. The top contributors to the Fund’s performance over the current fiscal period were its holdings of LVMH Moet Hennessy Louis Vuitton SE (+52.7%), Samsung Electronics Company, Ltd. - GDR +34.1%, Industria De Diseno Textil SA +64.3%, Alibaba Group Holding, Ltd. +28.8%, and Cie Financiere Richemont SA +66.6%. The largest detractors from Fund performance included Roche Holding AG - ADR -8.5%, JBS SA -21.0%, GanFeng Lithium Group Company Group, Ltd. – H Shares -20.6%, Embracer Group AB -21.9%, and Telekom Indonesia Persero Tbk PT -7.5%.

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
March 31, 2023 (Unaudited) (Continued)

The Fund holds approximately 100 stocks and is systematically rebalanced each quarter based on Distillate’s proprietary measures of quality and free cash flow-based valuation. As of March 31, 2023, the Fund’s largest five holdings as a percentage of assets were LVMH Moet Hennessy Louis Vuitton SE (3.37%), Samsung Electronics Company, Ltd. - GDR (3.11%), Alibaba Group Holding, Ltd. (3.07%), Roche Holding AG - ADR (2.49%), and China Shenhua Energy Company, Ltd. – H Shares (2.08%). We thank you for your investment in the Distillate International Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate Small/Mid Cash Flow ETF

Letters to Shareholders
March 31, 2023 (Unaudited) (Continued)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate Small/Mid Cash Flow ETF (“DSMC” or the “Fund”). The information presented in this semi-annual report covers the period from the Fund’s inception on October 5, 2022, through March 31, 2023 (the “current fiscal period”).

The Fund is an actively managed ETF that uses Distillate’s proprietary valuation and risk measures with the goal of including only securities with strong balance sheets and attractive free cash flow-based valuation from a starting universe of small- and mid-capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, elevated reported inflation and the Federal Reserve’s efforts to fight that inflation via higher interest rates have produced continued economic uncertainty and extended debates over whether the U.S. and global economies might enter recession in the near future. However, U.S. equity markets have performed well in this latest period, with the Morningstar US Small Cap Index rising 6.60% during the fiscal period. Over the same period, the DSMC market price was up 15.35% and its Net Asset Value (“NAV”) rose 15.40%, outpacing the benchmark return. The top contributors to the Fund’s performance over the current fiscal period were its holdings of PVH Corporation +76.5%, PulteGroup, Inc. +43.6%, InterPublic Group, Inc. +28.5%, Helix Energy Solutions Group +76.3%, and Abercrombie & Fitch Company +72.9%. The largest detractors from Fund performance included Western Union Company -18.9%, Lumentum Holdings, Inc. -27.3%, Amedisys, Inc. -26.3%, Advance Auto Parts, Inc. -19.9%, and Xperi, Inc. -42.8%.

The Fund holds approximately 150 stocks and is systematically rebalanced each quarter based on Distillate’s proprietary measures of quality and free cash flow-based valuation. As of March 31, 2023, the Fund’s largest five holdings as a percentage of assets were AutoNation, Inc. (1.62%), Albertsons Companies, Inc. – Class A (1.55%), PulteGroup, Inc. (1.40%), DXC Technology Company (1.23%), and Toll Brothers, Inc. (1.12%). We thank you for your investment in the Distillate Small/Mid Cash Flow ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate Small/Mid Cash Flow ETF

Letters to Shareholders
March 31, 2023 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their NAV. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their NAV.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Distillate International Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 1400 of non-U.S. companies in developed & emerging markets. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Morningstar Global Markets ex-US NR Index – This index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Morningstar US Small Cap TR Index – The index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

Federal Reserve – The Federal Reserve System, often referred to as the Federal Reserve ort simply “the Fed”, is the central bank of the United States. It was created by Congress to provide the nation with a safer, more flexible, and more stable monetary and financial system.

Free Cash Flow – the amount of cash generated be a business in a given period, after subtracting the company’s investment in capital expenditures from operating cash flow. Free cash flow can be used to pay dividends, repurchase shares of the company’s stock, or pay down debt, among other uses.

Fundamental Stability (or Fundamental Volatility) refers to Distillate’s proprietary measure of the long-term variability of a company’s cash flow generation.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Funds’ holdings please view the Schedule of Investments.

Distillate U.S. Fundamental Stability & Value ETF, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Distillate Capital ETFs

Portfolio Allocation
As of March 31, 2023 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Technology (a)	26.4%
Consumer, Non-cyclical	23.1
Industrial	14.4
Consumer, Cyclical	13.7
Communications	10.7
Financial	7.8
Basic Materials	2.4
Energy	1.5
Short-Term Investments (b)	0.0
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents Less than 0.05% of net assets.

Distillate International Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Cyclical	25.2%
Consumer, Non-cyclical	19.9
Industrial	16.3
Technology	13.6
Communications	11.0
Basic Materials	7.1
Energy	3.5
Financial	2.7
Other Assets in Excess of Liabilities	0.5
Short-Term Investments	0.2
Total	100.0%

Distillate Capital ETFs

Portfolio Allocation
As of March 31, 2023 (Unaudited)

Distillate Small/Mid Cash Flow ETF

Sector	Percentage of Net Assets
Consumer, Cyclical (a)	35.6%
Industrial	19.8
Consumer, Non-cyclical	17.4
Technology	8.7
Basic Materials	5.8
Energy	4.9
Financial	4.6
Communications	2.4
Short-Term Investments	0.8
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Basic Materials — 2.4%
72,875	Celanese Corporation	$7,935,359
87,792	Eastman Chemical Company	7,404,377
75,370	Westlake Corporation	8,741,413
		24,081,149
	Communications — 10.7%
433,558	Alphabet, Inc. - Class A (a)	44,972,971
314,659	Cisco Systems, Inc.	16,448,799
410,296	Comcast Corporation - Class A	15,554,322
236,694	Corning, Inc.	8,350,564
48,591	F5, Inc. (a)	7,079,223
96,404	GoDaddy, Inc. - Class A (a)	7,492,519
92,752	Omnicom Group, Inc.	8,750,224
		108,648,622
	Consumer, Cyclical — 13.7%
47,881	Advance Auto Parts, Inc.	5,822,808
3,312	AutoZone, Inc. (a)	8,141,393
176,289	BorgWarner, Inc.	8,657,553
32,874	Cummins, Inc.	7,852,941
59,691	Dick’s Sporting Goods, Inc.	8,469,556
43,015	Genuine Parts Company	7,196,840
52,331	Home Depot, Inc.	15,443,925
135,765	LKQ Corporation	7,706,021
60,014	Lowe’s Companies, Inc.	12,001,000
1,589	NVR, Inc. (a)	8,854,210
123,047	PACCAR, Inc.	9,007,040
68,904	Polaris, Inc.	7,622,850
15,440	Ulta Beauty, Inc. (a)	8,425,145
29,405	Vail Resorts, Inc.	6,871,360
28,219	Watsco, Inc.	8,978,157
62,203	Williams-Sonoma, Inc.	7,567,617
		138,618,416

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Consumer, Non-cyclical — 23.1%
105,694	Abbott Laboratories	$10,702,574
122,249	AbbVie, Inc.	19,482,823
49,670	Amgen, Inc.	12,007,722
40,023	Automatic Data Processing, Inc.	8,910,321
35,841	Cigna Group	9,158,451
146,290	CVS Health Corporation	10,870,810
22,695	Elevance Health, Inc.	10,435,388
39,866	FleetCor Technologies, Inc. (a)	8,405,746
80,627	Global Payments, Inc.	8,485,185
87,718	Henry Schein, Inc. (a)	7,152,526
163,324	Hormel Foods Corporation	6,513,361
37,029	ICON plc (a)	7,909,024
48,168	Jazz Pharmaceuticals plc (a)	7,048,423
117,432	Johnson & Johnson	18,201,960
184,028	Kroger Company	9,085,462
31,678	Laboratory Corporation of America Holdings	7,267,567
24,149	McKesson Corporation	8,598,251
137,141	PayPal Holdings, Inc. (a)	10,414,488
12,928	Regeneron Pharmaceuticals, Inc. (a)	10,622,550
93,759	Robert Half International, Inc.	7,554,163
21,823	United Rentals, Inc.	8,636,670
36,110	UnitedHealth Group, Inc.	17,065,225
30,223	Vertex Pharmaceuticals, Inc. (a)	9,522,361
		234,051,051
	Energy — 1.5%
86,295	Chesapeake Energy Corporation	6,561,872
65,642	Diamondback Energy, Inc.	8,872,829
		15,434,701
	Financial — 7.8%
28,540	Aon plc - Class A	8,998,376
42,463	Arthur J. Gallagher & Company	8,123,596
13,431	BlackRock, Inc.	8,986,951
126,662	Brown & Brown, Inc.	7,272,932

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Financial — 7.8% (Continued)
99,338	CBRE Group, Inc. - Class A (a)	$7,232,800
50,104	CME Group, Inc.	9,595,918
82,916	Intercontinental Exchange, Inc.	8,647,310
89,326	Visa, Inc. - Class A	20,139,440
		78,997,323
	Industrial — 14.4%
83,598	3M Company	8,786,986
121,185	A.O. Smith Corporation	8,379,943
65,938	Allegion plc	7,037,563
286,442	CSX Corporation	8,576,073
53,909	Eaton Corporation plc	9,236,768
120,979	Fortune Brands Innovations, Inc.	7,105,097
67,742	Generac Holdings, Inc. (a)	7,316,813
36,505	General Dynamics Corporation	8,330,806
138,118	Ingersoll Rand, Inc.	8,035,705
106,487	Jabil, Inc.	9,387,894
135,014	Knight-Swift Transportation Holdings, Inc.	7,639,092
21,193	Lockheed Martin Corporation	10,018,567
52,058	Middleby Corporation (a)	7,632,223
85,292	Owens Corning	8,170,974
55,595	Packaging Corporation of America	7,718,254
31,136	Snap-on, Inc.	7,687,167
45,870	Trane Technologies plc	8,439,163
208,905	WestRock Company	6,365,335
		145,864,423
	Technology — 26.4% (b)
43,347	Accenture plc - Class A	12,389,006
104,627	Activision Blizzard, Inc.	8,955,025
34,148	Adobe, Inc. (a)	13,159,615
83,752	Akamai Technologies, Inc. (a)	6,557,782
77,684	Amdocs, Ltd.	7,459,994
58,261	Analog Devices, Inc.	11,490,234
294,885	Apple, Inc.	48,626,536
103,858	Applied Materials, Inc.	12,756,878

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Technology — 26.4% (b) (Continued)
31,562	Broadcom, Inc.	$20,248,285
138,878	Cognizant Technology Solutions Corporation - Class A	8,461,837
62,040	Electronic Arts, Inc.	7,472,718
128,375	Fidelity National Information Services, Inc.	6,974,614
89,553	Fiserv, Inc. (a)	10,122,176
156,288	Fortinet, Inc. (a)	10,386,900
22,286	KLA Corporation	8,895,903
21,775	Lam Research Corporation	11,543,363
119,596	Microchip Technology, Inc.	10,019,753
120,549	NetApp, Inc.	7,697,054
78,006	Qorvo, Inc. (a)	7,923,069
84,222	Skyworks Solutions, Inc.	9,936,512
79,831	Teradyne, Inc.	8,582,631
67,879	VMware, Inc. - Class A (a)	8,474,693
27,492	Zebra Technologies Corporation - Class A (a)	8,742,456
		266,877,034
	TOTAL COMMON STOCKS (Cost $964,999,899)	1,012,572,719

	SHORT-TERM INVESTMENTS — 0.0% (c)
125,174	First American Government Obligations Fund - Class X, 4.65% (d)	125,174
	TOTAL SHORT-TERM INVESTMENTS (Cost $125,174)	125,174
	TOTAL INVESTMENTS — 100.0% (Cost $965,125,073)	1,012,697,893
	Other Assets in Excess of Liabilities — 0.0% (b)	160,152
	NET ASSETS — 100.0%	$1,012,858,045

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements

(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Australia — 4.7%
5,390	Aristocrat Leisure, Ltd.	$134,291
44,633	Aurizon Holdings, Ltd.	100,441
52,869	Evolution Mining, Ltd.	110,477
56,055	Medibank Pvt, Ltd.	126,145
20,373	Northern Star Resources, Ltd.	167,968
6,035	Sonic Healthcare, Ltd.	140,822
		780,144
	Brazil — 0.7%
34,270	JBS SA	120,311
	Canada — 6.5%
25,781	B2Gold Corporation	101,577
1,487	CGI, Inc. (a)	143,113
100	Constellation Software Inc/Canada	187,750
3,839	Gildan Activewear, Inc.	127,416
300	Lumine Group, Inc. (a)	3,261
2,596	Magna International, Inc.	139,068
3,464	Open Text Corporation	133,430
1,156	TFI International, Inc.	137,753
2,997	Tourmaline Oil Corporation	124,721
		1,098,089
	China — 9.2%
40,300	Alibaba Group Holding, Ltd. (a)	515,433
111,000	China Shenhua Energy Company, Ltd. - H Shares	349,263
17,000	Ganfeng Lithium Group Company, Ltd. - H Shares (b)	105,682
10,600	NetEase, Inc.	186,345
47,200	Pop Mart International Group, Ltd. (b)	128,674
91,000	Smoore International Holdings, Ltd. (b)	116,852
29,000	Zhongsheng Group Holdings, Ltd.	142,969
		1,545,218
	Denmark — 2.4%
1,164	DSV AS	225,193
1,921	Pandora AS	183,623
		408,816

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	France — 16.6%
1,326	Arkema SA	$130,809
5,361	Bureau Veritas SA	154,173
919	Capgemini SE	170,485
4,487	Cie Generale des Etablissements Michelin SCA	137,204
2,743	Danone SA	170,791
430	Kering SA	280,304
1,496	Legrand SA	136,657
618	LVMH Moet Hennessy Louis Vuitton SE	566,951
2,706	Publicis Groupe SA	211,028
1,259	Safran SA	186,765
439	Teleperformance	105,740
1,115	Thales SA	165,173
5,501	Valeo SA	113,017
2,246	Vinci SA	257,974
		2,787,071
	Hong Kong — 1.3%
90,000	Geely Automobile Holdings, Ltd.	115,797
193,000	Sino Biopharmaceutical, Ltd.	108,179
		223,976
	Indonesia — 1.6%
283,100	Astra International Tbk PT	113,281
576,200	Telkom Indonesia Persero Tbk PT	156,015
		269,296
	Ireland — 1.4%
2,018	Kingspan Group plc	138,212
2,611	Smurfit Kappa Group plc	94,462
		232,674
	Italy — 1.1%
2,567	Moncler SpA	177,208
	Japan — 19.7%
1,900	Advantest Corporation	173,597
9,100	Astellas Pharma, Inc.	128,750
4,800	Bandai Namco Holdings, Inc.	102,733
6,000	Chugai Pharmaceutical Company, Ltd.	147,419

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Japan — 19.7% (Continued)
1,200	Disco Corporation	$137,952
12,000	Isuzu Motors, Ltd.	142,370
8,800	Japan Tobacco, Inc.	185,006
6,300	KDDI Corporation	193,748
2,100	Konami Group Corporation	95,777
2,600	Murata Manufacturing Company, Ltd.	157,067
6,100	Nexon Company, Ltd.	144,605
6,400	NGK Spark Plug Company, Ltd.	131,568
10,100	Nippon Telegraph & Telephone Corporation	300,670
1,900	Nitto Denko Corporation	122,060
5,000	Ono Pharmaceutical Co, Ltd.	103,840
5,800	Recruit Holdings Company, Ltd.	159,065
2,000	Secom Company, Ltd.	122,684
800	Shimano, Inc.	137,290
8,000	Shin-Etsu Chemical Company, Ltd.	256,969
2,900	Shionogi & Company, Ltd.	130,237
3,800	Taiyo Yuden Co, Ltd.	126,772
2,100	Trend Micro, Inc.	102,089
		3,302,268
	Mexico — 1.9%
14,786	Arca Continental SAB de CV	133,791
1,956	Fomento Economico Mexicano SAB de CV - ADR	186,192
		319,983
	Netherlands — 0.8%
1,632	BE Semiconductor Industries NV	142,024
	Norway — 1.5%
4,369	Aker BP ASA	106,919
8,192	Mowi ASA	151,276
		258,195
	Republic of Korea — 6.0%
493	LG Innotek Company, Ltd.	102,436
310	NCSoft Corporation	88,463
1,841	Samsung C&T Corporation	153,010

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Republic of Korea — 6.0% (Continued)
1,203	Samsung Electro-Mechanics Company, Ltd.	$141,105
426	Samsung Electronics Company, Ltd. - GDR	523,341
		1,008,355
	Spain — 1.9%
9,316	Industria de Diseno Textil SA	312,750
	Sweden — 4.5%
6,896	Assa Abloy AB - Class B	165,125
12,149	Atlas Copco AB - Class A	154,113
23,897	Embracer Group AB (a)	111,701
6,520	EQT AB	132,418
9,078	Volvo AB - Class B	187,215
		750,572
	Switzerland — 6.6%
1,542	Cie Financiere Richemont SA	246,268
255	Geberit AG	142,133
156	Partners Group Holding AG	146,309
11,683	Roche Holding AG - ADR	418,952
507	Sonova Holding AG	149,067
		1,102,729
	Taiwan — 1.0%
21,512	ASE Technology Holding Company, Ltd. - ADR	171,451
	Thailand — 0.9%
24,800	Advanced Info Service PCL - NVDR	153,753
	United Kingdom — 9.0%
17,400	Auto Trader Group plc (b)	132,570
3,332	Bunzl plc	125,943
4,701	Burberry Group plc	150,312
27,531	DS Smith plc	107,058
92,529	JD Sports Fashion plc	203,358
1,845	London Stock Exchange Group plc	179,488
6,155	Mondi plc	97,564

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	United Kingdom — 9.0% (Continued)
1,557	Next plc	$126,521
7,861	Smith & Nephew plc	109,055
5,516	Unilever plc - ADR	286,446
		1,518,315
	TOTAL COMMON STOCKS (Cost $16,720,062)	16,683,198

	SHORT-TERM INVESTMENTS — 0.2%
40,349	First American Government Obligations Fund - Class X, 4.65% (c)	40,349
	TOTAL SHORT-TERM INVESTMENTS (cost $40,349)	40,349
	TOTAL INVESTMENTS — 99.5% (Cost $16,760,411)	16,723,547
	Other Assets in Excess of Liabilities — 0.5%	80,480
	NET ASSETS — 100.0%	$16,804,027

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At March 31, 2023, the value of these securities amounted to $483,778 or 2.88% of net assets.

(c)	Rate shown is the annualized seven-day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 97.5%
	Basic Materials — 5.8%
1,795	Celanese Corporation	$195,457
3,830	Chemours Company	114,670
2,315	Eastman Chemical Company	195,247
4,258	Huntsman Corporation	116,499
1,384	Ingevity Corporation (a)	98,984
1,536	Minerals Technologies, Inc.	92,805
2,682	Olin Corporation	148,851
2,583	Sylvamo Corporation	119,490
		1,082,003
	Communications — 2.4%
6,282	Cars.com, Inc. (a)	121,243
4,236	Overstock.com, Inc. (a)	85,864
1,665	Shutterstock, Inc.	120,879
1,464	Ziff Davis, Inc. (a)	114,265
		442,251
	Consumer, Cyclical — 35.6% (b)
4,288	Abercrombie & Fitch Company (a)	118,992
2,564	Academy Sports & Outdoors, Inc.	167,301
2,262	Acushnet Holdings Corporation	115,226
981	Advance Auto Parts, Inc.	119,300
3,136	Allison Transmission Holdings, Inc.	141,873
8,273	American Eagle Outfitters, Inc.	111,189
2,245	AutoNation, Inc. (a)	301,638
2,177	Buckle, Inc.	77,697
4,025	Caleres, Inc.	87,061
1,528	Carter’s, Inc.	109,894
387	Cavco Industries, Inc. (a)	122,965
19,474	Chico’s FAS, Inc. (a)	107,107
1,435	Dick’s Sporting Goods, Inc.	203,612
414	Dillard’s, Inc. - Class A	127,380
3,344	Ethan Allen Interiors, Inc.	91,826
3,684	Foot Locker, Inc.	146,218
1,973	Genesco, Inc. (a)	72,764
4,168	Gentex Corporation	116,829

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Consumer, Cyclical — 35.6% (b) (Continued)
4,307	Guess?, Inc.	$83,814
1,296	Hibbett, Inc.	76,438
3,193	HNI Corporation	88,893
2,920	Kontoor Brands, Inc.	141,299
4,254	La-Z-Boy, Inc.	123,706
1,614	Malibu Boats, Inc. -Class A (a)	91,110
3,155	MarineMax, Inc. (a)	90,706
1,967	Methode Electronics, Inc.	86,312
2,192	Nu Skin Enterprises, Inc. - Class A	86,168
2,307	ODP Corporation (a)	103,769
937	Oxford Industries, Inc.	98,938
1,180	Polaris, Inc.	130,543
4,471	PulteGroup, Inc.	260,570
1,983	PVH Corporation	176,804
2,203	Rush Enterprises, Inc. - Class A	120,284
7,990	Sally Beauty Holdings, Inc. (a)	124,484
2,512	Signet Jewelers, Ltd.	195,383
1,751	Skyline Champion Corporation (a)	131,728
3,805	Tapestry, Inc.	164,034
4,651	Taylor Morrison Home Corporation (a)	177,947
1,709	Thor Industries, Inc.	136,105
2,235	Titan Machinery, Inc. (a)	68,056
3,459	Toll Brothers, Inc.	207,644
6,354	Tri Pointe Homes, Inc. (a)	160,883
10,860	Under Armour, Inc. - Class A (a)	103,061
4,455	Urban Outfitters, Inc. (a)	123,493
813	Veritiv Corporation	109,869
3,347	Victoria’s Secret & Company (a)	114,300
3,979	Vista Outdoor, Inc. (a)	110,258
1,386	Whirlpool Corporation	182,980
1,593	Williams-Sonoma, Inc.	193,804
1,925	Winnebago Industries, Inc.	111,073
3,790	World Fuel Services Corporation	96,834
		6,610,162

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Consumer, Non-cyclical — 17.4%
2,288	ABM Industries, Inc.	$102,823
13,816	Albertsons Companies, Inc. - Class A	287,097
1,216	Amedisys, Inc. (a)	89,437
4,384	Corcept Therapeutics, Inc. (a)	94,957
3,985	DENTSPLY SIRONA, Inc.	156,531
6,283	Exelixis, Inc. (a)	121,953
997	Grand Canyon Education, Inc. (a)	113,558
3,301	H&R Block, Inc.	116,360
7,354	Healthcare Services Group, Inc.	102,000
8,275	Innoviva, Inc. (a)	93,094
7,323	Ironwood Pharmaceuticals, Inc. (a)	77,038
2,579	John Wiley & Sons, Inc. - Class A	99,988
1,531	Kforce, Inc.	96,820
2,064	Korn Ferry	106,791
1,813	ManpowerGroup, Inc.	149,627
748	Medifast, Inc.	77,545
6,335	Pediatrix Medical Group, Inc. (a)	94,455
6,509	Perdoceo Education Corporation (a)	87,416
2,999	Premier, Inc. - Class A	97,078
6,685	PROG Holdings, Inc. (a)	159,036
1,715	Robert Half International, Inc.	138,178
3,033	SpartanNash Company	75,218
3,558	Sprouts Farmers Market, Inc. (a)	124,637
1,141	Strategic Education, Inc.	102,496
2,877	Stride, Inc. (a)	112,922
2,514	Supernus Pharmaceuticals, Inc. (a)	91,082
1,661	TriNet Group, Inc. (a)	133,893
724	WEX, Inc. (a)	133,136
		3,235,166
	Energy — 3.8%
2,374	California Resources Corporation	91,399
11,522	Helix Energy Solutions Group, Inc. (a)	89,180
7,249	NOW, Inc. (a)	80,827
1,871	PDC Energy, Inc.	120,081

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Energy — 3.8% (Continued)
5,042	Peabody Energy Corporation (a)	$129,075
10,082	SunCoke Energy, Inc.	90,536
2,890	Warrior Met Coal, Inc.	106,092
		707,190
	Financial — 4.0%
3,710	Artisan Partners Asset Management, Inc. - Class A	118,646
983	Jones Lang LaSalle, Inc. (a)	143,017
2,174	SEI Investments Company	125,114
3,855	Victory Capital Holdings, Inc. - Class A	112,836
520	Virtus Investment Partners, Inc.	99,003
12,437	Western Union Company	138,672
		737,288
	Industrial — 19.8%
2,216	A.O. Smith Corporation	153,236
671	Acuity Brands, Inc.	122,612
1,953	Apogee Enterprises, Inc.	84,467
1,321	ArcBest Corporation	122,087
1,460	Arrow Electronics, Inc. (a)	182,310
1,085	Atkore, Inc. (a)	152,421
2,295	Barnes Group, Inc.	92,443
1,590	Boise Cascade Company	100,568
4,841	Dorian LPG, Ltd.	96,530
911	Eagle Materials, Inc.	133,689
831	EMCOR Group, Inc.	135,112
644	Encore Wire Corporation	119,353
4,448	Frontdoor, Inc. (a)	124,010
27,930	GrafTech International, Ltd.	135,740
2,532	Hillenbrand, Inc.	120,346
3,234	Masco Corporation	160,794
1,139	Masonite International Corporation (a)	103,387
1,594	MasTec, Inc. (a)	150,537
1,799	Matson, Inc.	107,346
1,695	Mohawk Industries, Inc. (a)	169,873
1,865	Owens Corning	178,667

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.5% (Continued)
	Industrial — 19.8% (Continued)
2,971	Ryerson Holding Corporation	$108,085
1,699	Sanmina Corporation (a)	103,622
1,695	Sturm Ruger & Company, Inc.	97,361
1,785	TD SYNNEX Corporation	172,770
6,049	TTM Technologies, Inc. (a)	81,601
1,347	UFP Industries, Inc.	107,046
4,508	Vishay Intertechnology, Inc.	101,971
5,581	WestRock Company	170,053
		3,688,037
	Technology — 8.7%
4,203	ACI Worldwide, Inc. (a)	113,397
10,453	Adeia, Inc.	92,613
462	CACI International, Inc. (a) - Class A	136,881
2,259	Donnelley Financial Solutions, Inc. (a)	92,303
8,924	DXC Technology Company (a)	228,097
1,017	IPG Photonics Corporation (a)	125,406
2,279	Kulicke & Soffa Industries, Inc.	120,081
2,254	Lumentum Holdings, Inc. (a)	121,739
1,344	MKS Instruments, Inc.	119,105
2,984	NetScout Systems, Inc. (a)	85,492
1,800	Qorvo, Inc. (a)	182,826
1,044	Synaptics, Inc. (a)	116,041
2,176	TTEC Holdings, Inc.	81,012
		1,614,993
	TOTAL COMMON STOCKS (Cost $16,968,943)	18,117,090

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	MASTER LIMITED PARTNERSHIPS — 1.7%
	Energy — 1.1%
5,089	Alliance Resource Partners LP	$102,645
6,207	Black Stone Minerals LP	97,388
		200,033
	Financial — 0.6%
3,111	AllianceBernstein Holding LP	113,738
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $320,887)	313,771

	SHORT-TERM INVESTMENTS — 0.8%
145,212	First American Government Obligations Fund - Class X, 4.65% (c)	145,212
	TOTAL SHORT-TERM INVESTMENTS (Cost $145,212)	145,212
	TOTAL INVESTMENTS — 100.0% (Cost $17,435,042)	18,576,073
	Other Assets in Excess of Liabilities — 0.0% (d)	1,679
	NET ASSETS — 100.0%	$18,577,752

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of March 31, 2023.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
March 31, 2023 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF	Distillate Small/ Mid Cash Flow ETF
ASSETS
Investments in securities, at value *	$1,012,697,893	$16,723,547	$18,576,073
Receivable for capital shares sold	3,219,897	—	—
Dividends and interest receivable	482,103	88,034	9,979
Foreign currency, at value*	—	4	—
Total assets	1,016,399,893	16,811,585	18,586,052

LIABILITIES
Payable for securities purchased	3,217,352	—	—
Management fees payable	324,496	7,558	8,300
Total liabilities	3,541,848	7,558	8,300

NET ASSETS	$1,012,858,045	$16,804,027	$18,577,752

Net Assets Consist of:
Paid-in capital	$1,021,716,192	$22,811,061	$17,086,778
Total distributable earnings (accumulated deficit)	(8,858,147)	(6,007,034)	1,490,974
Net assets	$1,012,858,045	$16,804,027	$18,577,752

Net Asset Value:
Net assets	$1,012,858,045	$16,804,027	$18,577,752
Shares outstanding ^	23,475,000	750,000	650,000
Net asset value, offering and redemption price per share	$43.15	$22.41	$28.58

* Identified cost:
Investments in securities	$965,125,073	$16,760,411	$17,435,042
Foreign currency	—	14	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Operations
For the Six-Months/Period Ended March 31, 2023 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF	Distillate Small/ Mid Cash Flow ETF (1)
INCOME
Dividends*	$8,250,380	$164,807	$118,139
Interest	7,292	774	1,242
Total investment income	8,257,672	165,581	119,381

EXPENSES
Management fees	1,751,945	42,564	36,573
Total expenses	1,751,945	42,564	36,573

Net investment income (loss)	6,505,727	123,017	82,808

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(40,123,636)	(2,179,455)	347,730
Foreign currency	—	(8,816)	—
Change in unrealized appreciation (depreciation) on:
Investments	168,989,585	5,596,270	1,141,031
Foreign currency translation	—	1,762	—
Net realized and unrealized gain (loss) on investments	128,865,949	3,409,761	1,488,761
Net increase (decrease) in net assets resulting from operations	$135,371,676	$3,532,778	$1,571,569

* Net of foreign withholding taxes	$—	$24,129	$—

(1)	The Fund commenced operations on October 5, 2022. The information presented is for the period from October 5, 2022 to March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income (loss)	$6,505,727	$8,820,791
Net realized gain (loss) on investments	(40,123,636)	35,057,726
Change in unrealized appreciation (depreciation) on investments	168,989,585	(146,740,546)
Net increase (decrease) in net assets resulting from operations	135,371,676	(102,862,029)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(7,258,348)	(8,075,108)
Total distributions to shareholders	(7,258,348)	(8,075,108)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	210,038,972	732,799,160
Payments for shares redeemed	(46,878,092)	(274,052,500)
Transaction fees (Note 6)	—	4
Net increase (decrease) in net assets derived from capital share transactions (a)	163,160,880	458,746,664
Net increase (decrease) in net assets	$291,274,208	$347,809,527

NET ASSETS
Beginning of period/year	$721,583,837	$373,774,310
End of period/year	$1,012,858,045	$721,583,837

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	5,050,000	16,775,000
Shares redeemed	(1,150,000)	(6,325,000)
Net increase (decrease)	3,900,000	10,450,000

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income (loss)	$123,017	$738,973
Net realized gain (loss) on investments and foreign currency	(2,188,271)	(3,389,327)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	5,598,032	(4,369,337)
Net increase (decrease) in net assets resulting from operations	3,532,778	(7,019,691)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(196,957)	(669,811)
Total distributions to shareholders	(196,957)	(669,811)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,106,735	4,859,410
Payments for shares redeemed	(7,381,440)	—
Transaction fees (Note 6)	2,538	2,080
Net increase (decrease) in net assets derived from capital share transactions (a)	(6,272,167)	4,861,490
Net increase (decrease) in net assets	$(2,936,346)	$(2,828,012)

NET ASSETS
Beginning of period/year	$19,740,373	$22,568,385
End of period/year	$16,804,027	$19,740,373

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	50,000	200,000
Shares redeemed	(400,000)	—
Net increase (decrease)	(350,000)	200,000

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Statements of Changes in Net Assets

Period Ended March 31, 2023(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$82,808
Net realized gain (loss) on investments	347,730
Change in unrealized appreciation (depreciation) on investments	1,141,031
Net increase (decrease) in net assets resulting from operations	1,571,569

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(80,595)
Total distributions to shareholders	(80,595)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,650,075
Payments for shares redeemed	(4,563,297)
Net increase (decrease) in net assets derived from capital share transactions (a)	17,086,778
Net increase (decrease) in net assets	$18,577,752

NET ASSETS
Beginning of period	$—
End of period	$18,577,752

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	825,000
Shares redeemed	(175,000)
Net increase (decrease)	650,000

(1)	Fund commenced operations on October 5, 2022. The information presented is for the period from October 5, 2022 to March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2023		Year Ended September 30,			Period Ended September 30,
	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period/year	$36.86		$40.96	$32.61	$27.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.30		0.58	0.46	0.44	0.38
Net realized and unrealized gain (loss) on investments (7)	6.31		(4.17)	8.51	4.61	2.58
Total from investment operations	6.61		(3.59)	8.97	5.05	2.96

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.32)		(0.51)	(0.62)	(0.30)	(0.10)
Total distributions to shareholders	(0.32)		(0.51)	(0.62)	(0.30)	(0.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)		—	0.00 (3)	—	—	—

Net asset value, end of period/year	$43.15		$36.86	$40.96	$32.61	$27.86

Total return	17.98	%(4)	-8.91%	27.68%	18.20%	11.93	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$1,012,858		$721,584	$373,774	$179,355	$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(5)	0.39%	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	1.45	%(5)	1.36%	1.17%	1.45%	1.55	%(5)
Portfolio turnover rate (6)	61	%(4)	78%	73%	58%	69	%(4)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Period Ended September 30, 2021(1)
Net asset value, beginning of period	$17.95		$25.08	$25.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.16		0.72	0.59
Net realized and unrealized gain (loss) on investments and foreign currency (7)	4.58		(7.21)	(0.12)
Total from investment operations	4.74		(6.49)	0.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.28)		(0.64)	(0.44)
Total distributions to shareholders	(0.28)		(0.64)	(0.44)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(3)	0.00 (3)	0.00	(3)

Net asset value, end of period/year	$22.41		$17.95	$25.08

Total return	26.57	%(4)	-26.26%	1.78	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$16,804		$19,740	$22,568

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(5)	0.55%	0.55	%(5)
Net investment income (loss) to average net assets	1.59	%(5)	3.12%	2.78	%(5)
Portfolio turnover rate (6)	41	%(4)	102%	57	%(4)

(1)	Commencement of operations on December 14, 2020.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate Small/Mid Cash Flow ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended March 31, 2023(1) (Unaudited)
Net asset value, beginning of period	$24.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.17
Net realized and unrealized gain (loss) on investments (6)	3.65
Total from investment operations	3.82

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.14)
Total distributions to shareholders	(0.14)

Net asset value, end of period	$28.58

Total return	15.40	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$18,578

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(4)
Net investment income (loss) to average net assets	1.25	%(4)
Portfolio turnover rate (5)	17	%(3)

(1)	Commencement of operations on October 5, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are each a diversified series and Distillate International Fundamental Stability & Value ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Distillate U.S. Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index. The investment objective of the Distillate International Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index. The investment objective of Distillate Small/Mid Cash Flow ETF is to seek capital appreciation. Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018, Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020, and Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022.

The end of the reporting period for the Funds is March 31, 2023, and the period covered by these Notes to Financial Statements is the six-month period from October 1, 2022 through March 31, 2023 for Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF, and the period from October 5, 2022 through March 31, 2023 for Distillate Small/Mid Cash Flow ETF (each respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market®

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Distillate U.S. Fundamental Stability & Value ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,012,572,719	$—	$—	$1,012,572,719
Short-Term Investments	125,174	—	—	125,174
Total Investments in Securities	$1,012,697,893	$—	$—	$1,012,697,893

Distillate International Fundamental Stability & Value ETF
Assets(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,683,198	$—	$—	$16,683,198
Short-Term Investments	40,349	—	—	40,349
Total Investments in Securities	$16,723,547	$—	$—	$16,723,547

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Distillate Small/Mid Cash Flow ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,117,090	$—	$—	$18,117,090
Master Limited Partnerships	313,771	—	—	313,771
Short-Term Investments	145,212	—	—	145,212
Total Investments in Securities	$18,576,073	$—	$—	$18,576,073

(1)	See Schedule of Investments for breakout of investments by sector classifications.
(2)	See Schedule of Investments for breakout of investments by country classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns. Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended September 30, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Distillate U.S. Fundamental Stability & Value ETF	$(48,689,637)	$48,689,637
Distillate International Fundamental Stability & Value ETF	—	—
Distillate Small/Mid Cash Flow ETF	N/A	N/A

During the fiscal year ended September 30, 2022, the Distillate U.S. Fundamental Stability & Value ETF realized $48,689,637 and the Distillate International Fundamental Stability & Value ETF realized $— in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective April 3, 2023, the Distillate U.S. Fundamental Stability & Value ETF and the Distillate International Fundamental Stability & Value ETF investment objectives will change from tracking the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index and the Distillate International Fundamental Stability & Value Index, respectively, to seeking long-term capital appreciation.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, and Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF each pay the Adviser at an annual rate of 0.55% based on each Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follow:

	Purchases	Sales
Distillate U.S. Fundamental Stability & Value ETF	$551,092,506	$550,627,090
Distillate International Fundamental Stability & Value ETF	6,327,200	6,730,678
Distillate Small/Mid Cash Flow ETF	2,536,632	2,617,870

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate U.S. Fundamental Stability & Value ETF	$210,039,614	$47,067,417
Distillate International Fundamental Stability & Value ETF	927,164	6,830,250
Distillate Small/Mid Cash Flow ETF	21,562,320	4,527,158

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2022 were as follows:

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
Tax cost of investments	$849,451,491	$25,510,315
Gross tax unrealized appreciation	18,523,435	524,517
Gross tax unrealized depreciation	(146,464,202)	(6,369,417)
Net tax unrealized appreciation (depreciation)	(127,940,767)	(5,844,900)
Undistributed ordinary income	865,602	127,241
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(9,896,310)	(3,625,196)
Distributable earnings (accumulated deficit)	(136,971,475)	(9,342,855)

Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022, and therefore did not appear in the above table.

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2022, Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2022, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate U.S. Fundamental Stability & Value ETF	$9,896,310	$—
Distillate International Fundamental Stability & Value ETF	3,216,833	408,363
Distillate Small/Mid Cash Flow ETF	N/A	N/A

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

During the fiscal year ended September 30, 2022, there was no capital loss carryforward utilized.

The tax character of distributions paid by the Funds during the year/period ended September 30, 2022 and September 30, 2021 were as follows:

	Ordinary Income
	Year Ended September 30, 2022	Year/Period Ended September 30, 2021
Distillate U.S. Fundamental Stability & Value ETF	$8,075,108	$4,389,202
Distillate International Fundamental Stability & Value ETF	669,811	353,200
Distillate Small/Mid Cash Flow ETF	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Distillate U.S. Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF is $300, payable to the Custodian. The standard fixed transaction fee for Distillate International Fundamental

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Stability & Value ETF is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk (Distillate U.S. Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.

Distillate Capital ETFs

Expense Examples

For the Period Ended March 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Distillate Capital ETFs

Expense ExampleS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

Distillate U.S. Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,179.80	$2.12
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.99	$1.97

Distillate International Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2022	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 1,265.70	$3.11
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.19	$2.77

Distillate Small/Mid Cash Flow ETF
	Beginning Account Value October 5, 2022(3)	Ending Account Value March 31, 2023	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,154.00	$2.87(4)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.19	$2.77(5)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the six-month period, multiplied by 182/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the six-month period, multiplied by 182/365, to reflect the one-half year period.

(3)	Fund commencement.
(4)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the period, multiplied by 177/365, to reflect the period.

(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the six-month period, multiplied by 182/365, to reflect the one-half year period.

Distillate Capital ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners LLC (the “Adviser”) and the Trust, on behalf of Distillate Small/Mid Cash Flow ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, including oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” (described below), and compared the Fund’s net expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed net expense ratio was within the lower range of net expense ratios of funds selected by Barrington Partners as most comparable (the “Peer Group”). The Board also noted that the Fund’s proposed net expense ratio was within the range of net expense ratios for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The funds included by the Adviser in the Selected Peer Group include funds that invest in small-cap stocks and focus on value and other fundamental factors similar to those identified in the Fund’s principal investment strategy.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund and currently serves as sub-adviser to other series in the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies, and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as sub-adviser.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the day-to-day management of the Fund by the portfolio managers.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflects an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the sub-advisory fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various Fund asset levels.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders.

Distillate Capital ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Distillate Capital ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%
Distillate Small/Mid Cash Flow ETF	N/A

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate U.S. Fundamental Stability & Value ETF	0.00%
Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	N/A

Distillate Capital ETFs

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate U.S. Fundamental Stability & Value ETF	$—	$—	$—
Distillate International Stability & Value ETF	93,312	0.87567034	100.00%
Distillate Small/Mid Cash Flow ETF	N/A	N/A	N/A

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

Distillate Capital ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at https://distillatefunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

Adviser and Index Provider

Distillate Capital Partners, LLC
53 West Jackson Blvd, Suite 530
Chicago, Illinois 60604

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Distillate International Fundamental Stability & Value ETF

Symbol – DSTX
CUSIP – 26922B501

Distillate Small/Mid Cash Flow ETF

Symbol – DSMC
CUSIP – 26922B667

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/07/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/07/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	06/07/2023

* Print the name and title of each signing officer under his or her signature.